Subsequent Events	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
19.	Subsequent Events

In October 2021, the Company completed the disposition of HuffingtonPostKorea, Ltd. (HuffPost Korea). The Company expects to record a loss on disposition which will be included in Loss on disposition of subsidiary in the Consolidated Statement of Operations. HuffPost Korea did not contribute materially to our revenue or net loss for the three or nine months ended September 30, 2021.

Unless otherwise disclosed, there were no material subsequent events through November 19, 2021, the date the condensed consolidated financial statements were available to be issued, which have not already been reflected or disclosed in the condensed consolidated financial statements.

18.	Subsequent Events

The Company evaluated subsequent events through July 30, 2021, the date the financial statements were available to be issued.

On February 16, 2021, the Company completed the acquisition of 100% of HuffPost (“HuffPost Acquisition”), a publisher of online news and media content, from entities controlled by Verizon Communications Inc. (“Verizon”). The Company issued 21,170,037 shares of non-voting BuzzFeed Class C common stock to an entity controlled by Verizon, of which 8,625,234 were in exchange for the acquisition of HuffPost and 12,544,803 were in exchange for a concurrent $35.0 million cash investment in the Company by an affiliate of Verizon, which was accounted for as a separate transaction.

On March 9, 2021, the Company announced a restructuring of HuffPost, including employee terminations, in order to efficiently integrate the HuffPost Acquisition and establish an efficient cost structure. The Company incurred approximately $3.6 million in severance costs related to the restructuring.

On March 27, 2021, BuzzFeed entered into an agreement to acquire 100% of the members’ interests of CM Partners, LLC (“Complex Networks”), a publisher of online media content targeting Millennial and Gen Z consumers (the “C Acquisition”). The closing of the C Acquisition is contingent on BuzzFeed merging with 890 5th Avenue Partners, Inc. (“890”), a special purpose acquisition company. BuzzFeed has provided a performance deposit of $5 million that will be forfeited in the event the C Acquisition is terminated. Consideration for Complex Networks will consist of approximately $200 million of cash and 10,000,000 shares of the post-merger company.

On June 24, 2021, BuzzFeed entered into an agreement and plan of merger (as amended on October 28, 2021, the “Merger Agreement”) by and among 890, Bolt Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of 890 (“Merger Sub I”), Bolt Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of 890 (“Merger Sub II”), and BuzzFeed, Inc., a Delaware corporation (“BuzzFeed”). The Merger Agreement provides for, among other things, the following transactions at the closing: Merger Sub I will merge with and into BuzzFeed, with BuzzFeed as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of 890 (the “Merger”). Immediately following the Merger, BuzzFeed will merge with and into Merger Sub II (the “Second Merger”, together with the Merger the “Two-Step Merger”) with Merger Sub II being the surviving company of the second merger. The Two-Step Merger and the other transactions contemplated by the Merger Agreement, including the acquisition of Complex Networks by the surviving entity of the Two-Step Merger, are referred to as the “Business Combination”. Upon the consummation of the Business Combination, the new combined company will be renamed BuzzFeed, Inc. In connection with the Merger Agreement, Jonah Peretti, Jonah Peretti, LLC, NBCUniversal Media, LLC (“NBCU”) and PNC Bank, National Association, entered into an escrow agreement (the “Escrow Agreement”) and BuzzFeed and NBCU entered into a commercial agreement (the “Commercial Agreement”).

The Escrow Agreement provides for, among other things, the escrow of 1,200,000 shares of New BuzzFeed Class A common stock or New BuzzFeed Class B common stock (the “Escrowed Shares”) exchangeable by Jonah Peretti, LLC in connection with the Two-Step Merger. Pursuant to the Escrow Agreement, in the event the Transfer Date SPAC Share Price (as defined in the Escrow Agreement) is less than $12.50 per share on the Transfer Date (as defined in the Escrow Agreement), Jonah Peretti, LLC and NBCU shall instruct the escrow agent to transfer (1) to NBCU a number of Escrowed Shares equal to the Make Whole Shares (as defined in the Escrow Agreement) and (2) to Mr. Peretti, the remainder of the Escrowed Shares, if any. If the Transfer Date SPAC Share Price is equal to or greater than $12.50 on the Transfer Date, Jonah Peretti, LLC and NBCU shall instruct the escrow agent to transfer all of the Escrowed Shares to Mr. Peretti.

Under the Commercial Agreement, which will become effective on the closing of the Two-Step Merger: (1) NBCU will continue to be entitled to marketing services on BuzzFeed platforms at certain discounted rates; (2) BuzzFeed will provide editorial promotion of at least $1.0 million in marketing value during each year of the term of the Commercial Agreement across BuzzFeed’s digital properties at no cost to NBCU, its affiliates and joint ventures and their respective brands; (3) BuzzFeed will provide licensed content to NBCU to be made available on an applicable NBCU entity streaming service under certain exclusivity terms during the remainder of the term of the Commercial Agreement; (4) NBCU shall be the exclusive sales representative for all BuzzFeed inventory, including HuffPost inventory, on Apple News, and BuzzFeed shall endeavor to spend at least $1.0 million during the first year of the term of the Commercial Agreement to promote any of its Commerce initiatives; and (5) BuzzFeed will provide 200 million impressions per year of the term of the Commercial Agreement to drive traffic from the BuzzFeed platforms and third-party social media platforms to NBCU news properties. The Commercial Agreement shall continue to be in effect for a period of three years, unless earlier terminated by either party in accordance with its terms and conditions, or until terminated by BuzzFeed as of the date that NBCU realizes $400.0 million or more in value for the NBCU Base Shares (as defined in the Escrow Agreement).

890 5TH AVENUE PARTNERS, INC.
Subsequent Events

Note 7 — Subsequent Events

The Company evaluated events that have occurred after the balance sheet date through the date on which the financial statement was issued. Based upon this review, other than described in the financial statement, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed consolidated financial statements were issued required potential adjustment to or disclosure in the unaudited condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.